Incorporated herein by reference is a supplement to the prospectus of MFS Low Volatility Equity Fund, a series of MFS Series Trust I (File No. 003-07638), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 20, 2015 (SEC Accession No. 0000912938-15-000317).

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